Earnouts liabilities - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Earnouts Liabilities [Line Items]
Employee share scheme charge	$ 257,093	$ 22,298,052
Earnout Shares [Member]
Disclosure Of Earnouts Liabilities [Line Items]
Number of trading days for determining share price	20 days
Number of consecutive trading days for determining share price	30 days
Common Shares A [member] | Earnout Shares [Member]
Disclosure Of Earnouts Liabilities [Line Items]
Employee share scheme charge	$ 15,000,000
Common Shares A [member] | Earnout Shares [Member] | Sharebased Payment Arrangement, Tranches [Member]
Disclosure Of Earnouts Liabilities [Line Items]
Employee share scheme charge	$ 5,000,000
Common Shares A [member] | Earnout Shares [Member] | Bottom of range [member]
Disclosure Of Earnouts Liabilities [Line Items]
Weighted average closing sale price	$ 12.5
Common Shares A [member] | Earnout Shares [Member] | Weighted average [member]
Disclosure Of Earnouts Liabilities [Line Items]
Weighted average closing sale price	15
Common Shares A [member] | Earnout Shares [Member] | Top of range [member]
Disclosure Of Earnouts Liabilities [Line Items]
Weighted average closing sale price	$ 17.5